NIKE SECURITIES
                      L.P. 1001
                      WARRENVILLE ROAD
                      LISLE, ILLINOIS  60532



                         October 15, 1996


Securities and Exchange Commission
450 Fifth Street, N. W.
Washington D.C. 20549-1004

Attn:     Filing Desk, Stop 1-4


     Re:      The First Trust Combined Series 268
             (File No. 33-10079) (CIK No. 1016233)

Gentlemen:

     In   accordance  with  the  provisions  of  Rule  497(j)
of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the registration statement of Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the
Securities Act.   Amendment No.  1, which was the most  recent
amendment to the registration statement, was filed electronically with the Commission on October 10, 1996.

                                    Very truly yours,


                                    NIKE SECURITIES L.P.